Segment Reporting	12 Months Ended
Jun. 30, 2019
Segment Reporting
Segment Reporting

Note 16. Segment Reporting

Description of segments and principal activities

The group has identified its operating segments based on the internal reports that are reviewed and used by the executive management team in assessing performance and determining the allocation of resources.

Management considers the business from both a product and a geographic perspective and has identified two reportable segments:

Research and development (R&D): income and expenses directly attributable to the group's R&D projects performed in Australia, Israel and United States.

Hyperimmune products: income and expenses directly attributable to Travelan and Protectyn activities which occur in Australia, the United States, Canada and the rest of the world.

Financial breakdown

The segment information for the reportable segments for the year ended 30 June 2019 is as follows:

2019	Research and development	Hyperimmune products	Unallocated	Total
	$	$	$	$
Revenue from contracts with customers	-	2,387,426	-	2,387,426
Cost of sales of goods	-	(667,371)	-	(667,371)
Gross profit	-	1,720,055	-	1,720,055
Other income	531,005	1,045	-	532,050
Other gains/(losses) – net	-	(13,394)	51,807	38,413
General and administrative expenses	-	-	(5,014,128)	(5,014,128)
Research and development expenses	(1,044,528)	-	-	(1,044,528)
Selling and marketing expenses	-	(864,644)	-	(864,644)
Operating profit/(loss)	(513,523)	843,062	(4,962,321)	(4,632,782)
Finance income	-	-	39	39
Profit/(loss) for the year	(513,523)	843,062	(4,962,282)	(4,632,743)
Assets
Segment assets	531,828	2,705,330	5,324,489	8,561,647
Total assets	531,828	2,705,330	5,324,489	8,561,647
Liabilities
Segment liabilities	221,520	191,836	797,155	1,210,511
Total liabilities	221,520	191,836	797,155	1,210,511

The segment information for the reportable segments for the year ended 30 June 2018 is as follows:

2018	Research and development	Hyperimmune products	Unallocated	Total
	$	$	$	$
Revenue from contracts with customers	-	1,842,909	-	1,842,909
Cost of sales of goods	-	(418,693)	-	(418,693)
Gross profit	-	1,424,216	-	1,424,216
Other income	1,849,123	40	-	1,849,163
Other gains/(losses) – net	-	(163,600)	258,767	95,167
General and administrative expenses	-	-	(3,412,576)	(3,412,576)
Research and development expenses	(2,257,224)	-	-	(2,257,224)
Selling and marketing expenses	-	(686,714)	-	(686,714)
Operating profit/(loss)	(408,101)	573,942	(3,153,809)	(2,987,968)
Finance income	-	-	1,238	1,238
Finance costs	-	-	(24,199)	(24,199)
Profit/(loss) for the year	(408,101)	573,942	(3,176,770)	(3,010,929)
Assets
Segment assets	1,191,029	3,162,045	4,889,614	9,242,688
Total assets	1,191,029	3,162,045	4,889,614	9,242,688
Liabilities
Segment liabilities	174,434	26,009	602,895	803,338
Total liabilities	174,434	26,009	602,895	803,338

The segment information for the reportable segments for the year ended 30 June 2017 is as follows:

2017	Research and development	Hyperimmune products	Unallocated	Total
	$	$	$	$
Revenue from contracts with customers	-	1,396,197	-	1,396,197
Cost of sales of goods	-	(337,546)	-	(337,546)
Gross profit	-	1,058,651	-	1,058,651
Other income	1,600,315	5,672	-	1,605,987
Other gains/(losses) – net	-	(136,494)	(238,985)	(375,479)
General and administrative expenses	-	-	(3,109,845)	(3,109,845)
Research and development expenses	(4,630,674)	-	-	(4,630,674)
Selling and marketing expenses	-	(543,129)	(728,397)	(1,271,526)
Operating profit/(loss)	(3,030,359)	384,700	(4,077,227)	(6,722,886)
Finance income	-	-	8,386	8,386
Finance costs	-	-	(89,654)	(89,654)
Profit/(loss) for the year	(3,030,359)	384,700	(4,158,495)	(6,804,154)
Assets
Segment assets	1,498,112	2,585,755	4,202,624	8,286,491
Total assets	1,498,112	2,585,755	4,202,624	8,286,491
Liabilities
Segment liabilities	514,326	330,218	867,021	1,711,565
Total liabilities	514,326	330,218	867,021	1,711,565

Information on geographical regions:

The group derives revenue from the transfer of hyperimmune products at a point in time in the following major product lines and geographical regions:

	Travelan			Protectyn
2019	Australia	United States	Other	Australia	Other	Total
	$	$	$	$	$	$
Segment revenue	1,162,628	1,016,468	149,283	58,683	364	2,387,426
Revenue from external customers	1,162,628	1,016,468	149,283	58,683	364	2,387,426

	Travelan			Protectyn
2018	Australia	United States	Other	Australia	Other	Total
	$	$	$	$	$	$
Segment revenue	1,042,279	767,354	2,095	30,319	862	1,842,909
Revenue from external customers	1,042,279	767,354	2,095	30,319	862	1,842,909

In 2017, the Company earned 64%, 26% and 10% of its revenues from customers located in Australia, United States and Canada, respectively.

Information on major customers:

During the years ended 30 June 2019, 2018 and 2017, the Company had the following major customers in the hyperimmune product segment with revenues amounting to 10 percent or more of total group revenues:

	2019	2018
Customer A	659,637	609,305
Customer B	611,920	435,763
Customer C	266,111	-
Customer D	249,522	193,627
Customer E	228,661	218,216
	2,015,851	1,456,911

2017
Customer A	13%
Customer B	34%
Customer C	15%
Customer D	15%
Customer E	10%

No other single customers contributed 10% or more to the Group's revenue for all periods.